Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	The sole purpose of this amendment to the original Definitive Proxy Statement filed April 24, 2026 (the “Original Proxy Statement”) is to correct a clerical error on pages 2 and 41 of the Original Proxy Statement. The number of shares of common stock outstanding on the record date (April 20, 2026) should read 98,258,898 and not 98,682,370. Solely as a result of the correction in the number of outstanding shares on the record date, the percentages of shares beneficially owned by several holders in the beneficial ownership table on page 41 of the Original Proxy Statement have also been updated. Other than minor conforming changes, there are no other revisions or amendments to any other parts of the Original Proxy Statement previously filed. You should read this proxy statement in its entirety and in place of the Original Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	CARIBOU BIOSCIENCES, INC.
Entity Central Index Key	0001619856